LONG TERM BONDS (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long Term Bond Maturities
Year ended December 31,

2016 (current maturity)	$2,562

Long-term portion:

2017	2,562
2018	2,562
2019	2,562
2020	2,562
Thereafter	2,235

Total	$12,483